Fair Values of Financial Instruments (Fair Value Measurements, Recurring) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 1,240	$ 1,045
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 1,240	$ 1,045